BILLS PAYABLE (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Y
Bills Payable 1	$ 33,160,000
Bills Payable 2	38,610,000
Bills Payable 3	6,610,000
Bills Payable 4	$ 4,910,000
Bills Payable 5	1
Bills Payable 6	1